Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Inscom Options (Inscom Options 2012 Plan [Member])	12 Months Ended
Dec. 31, 2013
Option I1 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Inscom Options [Line Items]
Risk-free interest rate	1.74%
Expected life (years)	2 years 255 days
Expected volatility	77.00%
Expected dividend yield	0.00%
Early exercise multiple	3.0
Post-vesting forfeiture rate	0.00%
Option I2 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Inscom Options [Line Items]
Risk-free interest rate	1.83%
Expected life (years)	2 years 255 days
Expected volatility	71.00%
Expected dividend yield	0.00%
Early exercise multiple	3.0
Post-vesting forfeiture rate	0.00%
Option I3 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Inscom Options [Line Items]
Risk-free interest rate	1.94%
Expected life (years)	5 years 73 days
Expected volatility	67.00%
Expected dividend yield	0.00%
Early exercise multiple	3.0
Post-vesting forfeiture rate	5.00%
Option I4 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Inscom Options [Line Items]
Risk-free interest rate	2.06%
Expected life (years)	5 years 73 days
Expected volatility	67.00%
Expected dividend yield	0.00%
Early exercise multiple	3.0
Post-vesting forfeiture rate	5.00%